Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000158832
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class A
Trading Symbol	LAWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 58,116,228
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 251,853
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$58,116,228
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$251,853
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.5%
Money Market Funds	4.5%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Fixed Income	3.9%
Money Market Funds	4.5%
Equity	91.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.8%
Schwab U.S. Large-Cap Growth ETF	23.8%
WisdomTree U.S. Value Fund	10.3%
iShares Russell Mid-Cap Growth ETF	8.8%
JPMorgan Hedged Equity Laddered Overlay ETF	7.9%
Avantis U.S. Small Cap Value ETF	7.4%
Invesco S&P SmallCap Momentum ETF	6.8%
First American Government Obligations Fund, Class X	4.5%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158833
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class C
Trading Symbol	LAWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.75%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 58,116,228
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 251,853
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$58,116,228
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$251,853
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.5%
Money Market Funds	4.5%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Fixed Income	3.9%
Money Market Funds	4.5%
Equity	91.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.8%
Schwab U.S. Large-Cap Growth ETF	23.8%
WisdomTree U.S. Value Fund	10.3%
iShares Russell Mid-Cap Growth ETF	8.8%
JPMorgan Hedged Equity Laddered Overlay ETF	7.9%
Avantis U.S. Small Cap Value ETF	7.4%
Invesco S&P SmallCap Momentum ETF	6.8%
First American Government Obligations Fund, Class X	4.5%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158834
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class I
Trading Symbol	LAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 58,116,228
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 251,853
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$58,116,228
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$251,853
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.5%
Money Market Funds	4.5%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Fixed Income	3.9%
Money Market Funds	4.5%
Equity	91.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.8%
Schwab U.S. Large-Cap Growth ETF	23.8%
WisdomTree U.S. Value Fund	10.3%
iShares Russell Mid-Cap Growth ETF	8.8%
JPMorgan Hedged Equity Laddered Overlay ETF	7.9%
Avantis U.S. Small Cap Value ETF	7.4%
Invesco S&P SmallCap Momentum ETF	6.8%
First American Government Obligations Fund, Class X	4.5%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158826
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class A
Trading Symbol	LOWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 169,622,834
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 837,639
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$169,622,834
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$837,639
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.7%
Fixed Income	29.9%
Equity	68.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.1%
Schwab U.S. Large-Cap Growth ETF	18.1%
PIMCO Active Bond ETF	10.0%
JPMorgan Hedged Equity Laddered Overlay ETF	10.0%
Vanguard Intermediate-Term Bond ETF	7.1%
Invesco Total Return Bond ETF	6.9%
SPDR Doubleline Total Return Tactical ETF	5.9%
Avantis U.S. Small Cap Value ETF	5.6%
Invesco S&P SmallCap Momentum ETF	4.9%
WisdomTree U.S. Value Fund	4.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158827
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class C
Trading Symbol	LOWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.75%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 169,622,834
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 837,639
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$169,622,834
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$837,639
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.7%
Fixed Income	29.9%
Equity	68.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.1%
Schwab U.S. Large-Cap Growth ETF	18.1%
PIMCO Active Bond ETF	10.0%
JPMorgan Hedged Equity Laddered Overlay ETF	10.0%
Vanguard Intermediate-Term Bond ETF	7.1%
Invesco Total Return Bond ETF	6.9%
SPDR Doubleline Total Return Tactical ETF	5.9%
Avantis U.S. Small Cap Value ETF	5.6%
Invesco S&P SmallCap Momentum ETF	4.9%
WisdomTree U.S. Value Fund	4.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158828
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class I
Trading Symbol	LOWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 169,622,834
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 837,639
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$169,622,834
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$837,639
Portfolio Turnover	38%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.7%
Fixed Income	29.9%
Equity	68.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.1%
Schwab U.S. Large-Cap Growth ETF	18.1%
PIMCO Active Bond ETF	10.0%
JPMorgan Hedged Equity Laddered Overlay ETF	10.0%
Vanguard Intermediate-Term Bond ETF	7.1%
Invesco Total Return Bond ETF	6.9%
SPDR Doubleline Total Return Tactical ETF	5.9%
Avantis U.S. Small Cap Value ETF	5.6%
Invesco S&P SmallCap Momentum ETF	4.9%
WisdomTree U.S. Value Fund	4.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158829
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class A
Trading Symbol	LGWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 122,698,165
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 605,879
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,698,165
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$605,879
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	1.7%
Fixed Income	12.6%
Equity	86.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.3%
Schwab U.S. Large-Cap Growth ETF	23.5%
JPMorgan Hedged Equity Laddered Overlay ETF	9.8%
WisdomTree U.S. Value Fund	8.8%
Avantis U.S. Small Cap Value ETF	6.7%
iShares Russell Mid-Cap Growth ETF	6.1%
Invesco S&P SmallCap Momentum ETF	4.9%
Invesco Total Return Bond ETF	4.8%
PIMCO Active Bond ETF	3.9%
Vanguard Intermediate-Term Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158830
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class C
Trading Symbol	LGWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.75%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 122,698,165
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 605,879
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,698,165
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$605,879
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	1.7%
Fixed Income	12.6%
Equity	86.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.3%
Schwab U.S. Large-Cap Growth ETF	23.5%
JPMorgan Hedged Equity Laddered Overlay ETF	9.8%
WisdomTree U.S. Value Fund	8.8%
Avantis U.S. Small Cap Value ETF	6.7%
iShares Russell Mid-Cap Growth ETF	6.1%
Invesco S&P SmallCap Momentum ETF	4.9%
Invesco Total Return Bond ETF	4.8%
PIMCO Active Bond ETF	3.9%
Vanguard Intermediate-Term Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158831
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class I
Trading Symbol	LGWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 122,698,165
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 605,879
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,698,165
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$605,879
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.3%
Money Market Funds	1.7%

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	1.7%
Fixed Income	12.6%
Equity	86.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.3%
Schwab U.S. Large-Cap Growth ETF	23.5%
JPMorgan Hedged Equity Laddered Overlay ETF	9.8%
WisdomTree U.S. Value Fund	8.8%
Avantis U.S. Small Cap Value ETF	6.7%
iShares Russell Mid-Cap Growth ETF	6.1%
Invesco S&P SmallCap Momentum ETF	4.9%
Invesco Total Return Bond ETF	4.8%
PIMCO Active Bond ETF	3.9%
Vanguard Intermediate-Term Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158823
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class A
Trading Symbol	LNOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 59,937,108
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 270,873
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,937,108
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$270,873
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.3%
Money Market Funds	2.7%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.7%
Equity	48.0%
Fixed Income	49.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.6%
Schwab U.S. Large-Cap Value ETF	14.9%
Schwab U.S. Large-Cap Growth ETF	11.9%
Vanguard Intermediate-Term Bond ETF	11.0%
Invesco Total Return Bond ETF	10.8%
SPDR Doubleline Total Return Tactical ETF	9.9%
JPMorgan Hedged Equity Laddered Overlay ETF	8.8%
WisdomTree U.S. Value Fund	3.8%
Avantis U.S. Small Cap Value ETF	3.7%
iShares Russell Mid-Cap Growth ETF	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158824
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class C
Trading Symbol	LNOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.75%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 59,937,108
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 270,873
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,937,108
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$270,873
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.3%
Money Market Funds	2.7%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.7%
Equity	48.0%
Fixed Income	49.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.6%
Schwab U.S. Large-Cap Value ETF	14.9%
Schwab U.S. Large-Cap Growth ETF	11.9%
Vanguard Intermediate-Term Bond ETF	11.0%
Invesco Total Return Bond ETF	10.8%
SPDR Doubleline Total Return Tactical ETF	9.9%
JPMorgan Hedged Equity Laddered Overlay ETF	8.8%
WisdomTree U.S. Value Fund	3.8%
Avantis U.S. Small Cap Value ETF	3.7%
iShares Russell Mid-Cap Growth ETF	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158825
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class I
Trading Symbol	LNOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 59,937,108
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 270,873
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,937,108
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$270,873
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.3%
Money Market Funds	2.7%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.7%
Equity	48.0%
Fixed Income	49.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.6%
Schwab U.S. Large-Cap Value ETF	14.9%
Schwab U.S. Large-Cap Growth ETF	11.9%
Vanguard Intermediate-Term Bond ETF	11.0%
Invesco Total Return Bond ETF	10.8%
SPDR Doubleline Total Return Tactical ETF	9.9%
JPMorgan Hedged Equity Laddered Overlay ETF	8.8%
WisdomTree U.S. Value Fund	3.8%
Avantis U.S. Small Cap Value ETF	3.7%
iShares Russell Mid-Cap Growth ETF	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158820
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class A
Trading Symbol	LNCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,195,840
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,195,840
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.2%
Money Market Funds	1.8%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.8%
Equity	30.3%
Fixed Income	67.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	21.9%
Vanguard Intermediate-Term Bond ETF	18.0%
SPDR Doubleline Total Return Tactical ETF	14.9%
Invesco Total Return Bond ETF	13.1%
Schwab U.S. Large-Cap Value ETF	9.3%
JPMorgan Hedged Equity Laddered Overlay ETF	7.0%
Schwab U.S. Large-Cap Growth ETF	6.2%
iShares Russell Mid-Cap Growth ETF	2.0%
Invesco S&P SmallCap Momentum ETF	2.0%
WisdomTree U.S. Value Fund	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158821
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class C
Trading Symbol	LNCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.75%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,195,840
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,195,840
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.2%
Money Market Funds	1.8%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.8%
Equity	30.3%
Fixed Income	67.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	21.9%
Vanguard Intermediate-Term Bond ETF	18.0%
SPDR Doubleline Total Return Tactical ETF	14.9%
Invesco Total Return Bond ETF	13.1%
Schwab U.S. Large-Cap Value ETF	9.3%
JPMorgan Hedged Equity Laddered Overlay ETF	7.0%
Schwab U.S. Large-Cap Growth ETF	6.2%
iShares Russell Mid-Cap Growth ETF	2.0%
Invesco S&P SmallCap Momentum ETF	2.0%
WisdomTree U.S. Value Fund	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158822
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class I
Trading Symbol	LNCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,195,840
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,195,840
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.2%
Money Market Funds	1.8%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	1.8%
Equity	30.3%
Fixed Income	67.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Active Bond ETF	21.9%
Vanguard Intermediate-Term Bond ETF	18.0%
SPDR Doubleline Total Return Tactical ETF	14.9%
Invesco Total Return Bond ETF	13.1%
Schwab U.S. Large-Cap Value ETF	9.3%
JPMorgan Hedged Equity Laddered Overlay ETF	7.0%
Schwab U.S. Large-Cap Growth ETF	6.2%
iShares Russell Mid-Cap Growth ETF	2.0%
Invesco S&P SmallCap Momentum ETF	2.0%
WisdomTree U.S. Value Fund	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
Updated Prospectus Web Address	www.ladenburgfunds.com